Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures
The following tables set forth the change in benefit obligation, change in plan assets, funded status, consolidated balance sheet presentation and net periodic benefit cost for the Company’s defined benefit pension plans and other benefits at and for the years ended December 31:

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$468,945	$673,711	$13,085	$15,727
Service cost	2,924	11,616	—	—
Interest cost	22,999	27,597	627	628
Actuarial loss (gain)	112,611	(72,187)	1,909	(1,991)
Plan participant contributions	—	—	69	65
Medicare retiree drug subsidy reimbursements	—	—	190	215
Benefits paid	(29,476)	(26,185)	(1,383)	(1,559)
Curtailments	—	(45,858)	—	—
Settlements	—	(138,482)	—	—
Special termination benefits	—	38,733	—	—
Benefit obligation at end of year	$578,003	$468,945	$14,497	$13,085

Change in plan assets
Fair value of plan assets at beginning of year	$346,560	$473,097	$—	$—
Actual return on plan assets	37,499	34,560	—	—
Employer contributions	9,622	3,570	1,314	1,494
Plan participant contributions	—	—	69	65
Benefits paid	(29,476)	(26,185)	(1,383)	(1,559)
Settlements	—	(138,482)	—	—
Fair value of plan assets at end of year (1)	$364,205	$346,560	$—	$—

Funded status	$(213,798)	$(122,385)	$(14,497)	$(13,085)

Amounts recognized in balance sheets
Noncurrent assets	$—	$80	$—	$—
Current liabilities	3,478	4,456	1,361	1,482
Noncurrent liabilities (2)	210,320	118,010	13,136	11,604
Accumulated other comprehensive loss:
Unrecognized net actuarial loss (3)	(176,104)	(77,987)	(4,276)	(2,570)
Unrecognized prior service (cost) benefit (3)	(67)	80	220	446
Net amount recognized	$37,627	$44,479	$10,441	$10,962

Change in accumulated other comprehensive loss
Balance at beginning of year	$(77,906)	$(239,823)	$(2,123)	$(4,049)
Prior service credit recognized during the year	(156)	(313)	(226)	(488)
Net actuarial losses recognized during the year	3,025	14,469	202	423
Net actuarial (losses) gains occurring during the year	(101,134)	71,075	(1,909)	1,991
Prior service cost recognized due to curtailment	—	2,075	—	—
Net actuarial losses recognized due to curtailment	—	54,455	—	—
Settlements	—	20,156	—	—
Balance at end of year	$(176,171)	$(77,906)	$(4,056)	$(2,123)

(1) The fair value of plan assets as of December 31, 2013 reflects distributions of $15,817 paid in 2014 related to the Company's voluntary early retirement program.

(2)	Included in the consolidated balance sheets in pensions and other benefits and other post-retirement benefits are international plans.

(3)	Represents amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost.

Schedule of Net Benefit Costs

	Pension Benefits			Other Benefits
	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost
Service cost	$2,924	$11,616	$11,446	$—	$—	$—
Interest cost	22,999	27,597	31,831	627	628	814
Expected return on plan assets	(25,798)	(35,746)	(40,821)	—	—	—
Amortization of prior service cost (1)	(156)	(313)	258	(226)	(488)	(517)
Recognized net actuarial loss	3,025	14,469	16,777	202	423	488
Curtailment loss	—	10,672	—	—	—	—
Settlement loss	—	20,156	21,907	—	—	—
Special termination benefits	—	38,733	—	—	—	—
Net periodic benefit cost	$2,994	$87,184	$41,398	$603	$563	$785

(1)
The annual amortization of prior service cost is determined as the increase in projected benefit obligation due to the plan change divided by the average remaining service period of participating employees expected to receive benefits under the plan.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The following table represents information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31:

	2014	2013
Projected benefit obligation	$578,003	$455,009
Accumulated benefit obligation	$577,639	$454,681
Fair value of plan assets	$364,205	$332,543

Schedule of Assumptions Used
The following table represents the weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Discount rate	4.21%	5.09%	4.21%	5.09%
Rate of compensation increase	N/A	N/A	N/A	N/A

The following table represents the weighted-average assumptions used to determine periodic benefit cost at December 31:

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Discount rate	5.09%	4.21%	5.09%	4.21%
Expected long-term return on plan assets	7.95%	8.05%	N/A	N/A
Rate of compensation increase	N/A	3.25%	N/A	N/A

Schedule of Health Care Cost Trend Rates
The following table represents assumed healthcare cost trend rates at December 31:

	2014	2013
Healthcare cost trend rate assumed for next year	7.5%	7.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that rate reaches ultimate trend rate	2020	2019

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	$34	$(32)
Effect on post-retirement benefit obligation	$928	$(836)

Schedule of Allocation of Plan Assets
The following table summarizes the Company’s target mix for these asset classes in 2015, which are readjusted at least quarterly within a defined range, and the Company’s actual pension plan asset allocation as of December 31, 2014 and 2013:

	Target Allocation Percentage	Actual Allocation Percentage
	2015	2014	2013
Equity securities	45%	45%	41%
Debt securities	40%	40%	33%
Real estate	5%	5%	8%
Other	10%	10%	18%
Total	100%	100%	100%
The following table summarizes the fair value of the Company’s plan assets as of December 31, 2014:

	Fair Value	Level 1	Level 2	Level 3
Cash and other	$3,883	$3,883	$—	$—
Mutual funds:
Balanced fund	15,291	15,291	—	—
Equity securities:
U.S. mid cap value	13,949	13,949	—	—
U.S. small cap core	18,477	18,477	—	—
International developed markets	33,875	33,875	—	—
Fixed income securities:
U.S. corporate bonds	51,671	—	51,671	—
International corporate bonds	217	—	217	—
U.S. government	1,948	—	1,948	—
Other fixed income	271	—	271	—
Emerging markets	16,730	—	16,730	—
Common collective trusts:
Real estate (a)	16,768	—	—	16,768
Other (b)	153,753	—	153,753	—
Alternative investments:
Multi-strategy hedge funds (c)	16,593	—	—	16,593
Private equity funds (d)	20,779	—	—	20,779
Fair value of plan assets at end of year	$364,205	$85,475	$224,590	$54,140

The following table summarizes the fair value of the Company’s plan assets as of December 31, 2013:

	Fair Value	Level 1	Level 2	Level 3
Cash and other	$20,884	$20,884	$—	$—
Mutual funds:
Balanced fund	13,477	13,477	—	—
Equity securities:
U.S. mid cap value	12,325	12,325	—	—
U.S. small cap core	15,368	15,368	—	—
International developed markets	30,327	30,327	—	—
Fixed income securities:
U.S. corporate bonds	37,414	—	37,414	—
International corporate bonds	850	—	850	—
U.S. government	3,358	—	3,358	—
Other fixed income	893	—	893	—
Emerging markets	14,335	—	14,335	—
Common collective trusts:
Real estate (a)	29,162	—	—	29,162
Other (b)	139,720	—	139,720	—
Alternative investments:
Multi-strategy hedge funds (c)	22,637	—	—	22,637
Private equity funds (d)	21,627	—	—	21,627
Fair value of plan assets at end of year, prior to reduction for anticipated distributions	$362,377	$92,381	$196,570	$73,426
Distributions paid in 2014	(15,817)
Fair value of plan assets at end of year	$346,560

(a)
Real estate common collective trust The objective of the real estate common collective trust (CCT) is to achieve long-term returns through investments in a broadly diversified portfolio of improved properties with stabilized occupancies. As of December 31, 2014, investments in this CCT included approximately 44 percent office, 21 percent residential, 24 percent retail and 11 percent industrial, cash and other. As of December 31, 2013 investments in this CCT included approximately 45 percent office, 23 percent residential, 18 percent retail and 14 percent industrial, cash and other. Investments in the real estate CCT can be redeemed once per quarter subject to available cash, with a 45-day notice.

(b)
Other common collective trusts At December 31, 2014, approximately 58 percent of the other CCTs are invested in fixed income securities including approximately 27 percent in mortgage-backed securities, 47 percent in corporate bonds and 26 percent in U.S. Treasury and other. Approximately 42 percent of the other CCTs at December 31, 2014 are invested in Russell 1000 Fund large cap index funds. At December 31, 2013, approximately 54 percent of the other CCTs are invested in fixed-income securities including approximately 29 percent in mortgage-backed securities, 42 percent in corporate bonds and 29 percent in U.S. Treasury and other. Approximately 46 percent of the other CCTs at December 31, 2013 are invested in Russell 1000 Fund large cap index funds. Investments in fixed-income securities can be redeemed daily.

(c)
Multi-strategy hedge funds The objective of the multi-strategy hedge funds is to diversify risks and reduce volatility. At December 31, 2014 and 2013, investments in this class include approximately 44 percent and 35 percent long/short equity, respectively, 44 percent and 45 percent arbitrage and event investments, respectively, and 10 percent and 20 percent in directional trading, fixed income and other, respectively. Investments in the multi-strategy hedge fund can be redeemed semi-annually with a 95-day notice.

(d)
Private equity funds The objective of the private equity funds is to achieve long-term returns through investments in a diversified portfolio of private equity limited partnerships that offer a variety of investment strategies, targeting low volatility and low correlation to traditional asset classes. As of December 31, 2014 and 2013, investments in these private equity funds include approximately 50 percent, in both years, in buyout private equity funds that usually invest in mature companies with established business plans, 25 percent in both years, in special situations private equity and debt funds that focus on niche investment strategies and 25 percent in both years, in venture private equity funds that invest in early development or expansion of business. Investments in the private equity fund can be redeemed only with written consent from the general partner, which may or may not be granted. At December 31, 2014 and 2013, the Company had unfunded commitments of underlying funds of $5,529 in both years.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes the changes in fair value of level 3 assets for the years ended December 31:

	2014	2013
Balance, January 1	$73,426	$76,883
Dispositions	(26,167)	(12,850)
Realized and unrealized gain, net	6,881	9,393
Balance, December 31	$54,140	$73,426

Schedule of Amounts Expected To Be Recognized in Other Comprehensive Income (Loss)	The following table represents the amortization amounts expected to be recognized during 2015:

	Pension Benefits	Other Benefits
Amount of net prior service credit	$7	$(159)
Amount of net loss	$6,514	$326

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension Benefits	Other Benefits	Other Benefits after Medicare Part D Subsidy
2015	$26,830	$1,533	$1,390
2016	$27,071	$1,505	$1,366
2017	$27,366	$1,473	$1,337
2018	$27,967	$1,425	$1,294
2019	$28,439	$1,367	$1,241
2020-2024	$152,422	$5,936	$5,399

Schedule of Defined Contribution Plan, Employer Matching Contribution
The following table represents the Company's basic match percentage on participant qualified contributions up to a percentage of their compensation:

	Employees hired prior to July 1, 2003	Employees hired on or after July 1, 2003
Effective January 1, 2012 - December 31, 2013	30% of first 6%	60% of first 6%
Effective January 1, 2014 - December 31, 2014	60% of first 6%	60% of first 6%